SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Exchange rate financial gains and (losses) related revaluation of assets and liabilities	$ (502)	$ 378	$ 442
Restricted deposits	$ 1,183	$ 1,886
Weighted average interest rate of restricted deposits	4.54%	4.77%
Short-term deposits, weighted average interest rate	5.23%	6.58%
Current-period provision for expected credit losses	$ 190	$ 22,563	823
Inventory write-offs	3,020	1,558	905
Cumulative inventory write-off	10,411	8,895
Goodwill impairment loss		1,614
Severance expense	1,861	6,057	3,516
Allowance for credit losses	25,306	25,253	2,908	$ 2,398
Amount of past due receivables	3,100
Grants participations excluded from research and development costs	1,595	3,129	825
Deferred revenue	19,193	17,165	10,322
ROU assets	6,741	3,057
ROU lease liabilites	6,370
Remaining performance obligations as of the balance date for long- term	63,000
Deferred Costs, Capitalized	1,131	1,572
Amortization of deferred commission	2,087	1,239	1,296
Revenues	92,195	93,150	$ 122,737
Reserve for sales returns	$ 33	$ 90
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	3,107,441	2,665,194	2,735,125
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 45,000
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	30.00%	30.00%	30.00%
Remaining performance obligations as of the balance date for long- term	$ 18,000
Grants from the Israel Innovation Authority [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	489	$ 552	$ 539
Grants from the Spain Tax Authorities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	$ 1,106	$ 2,577	$ 286